Note 21 - Income Taxes (Details Textual) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2018	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Deferred Tax Assets, Operating Loss Carryforwards, Foreign				€ 13,218
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration				€ 34,442
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			33.30%	33.30%	33.30%	33.30%
U.S Subsidiary Taxable Net Income Subject to Lower Taxes with New Tax Law, Minimum | $			$ 0.1
Effective Income Tax Rate Reconciliation, at French Corporate Income Tax Rate, Percent			33.33%	33.33%
Income Tax Expense (Benefit), Continuing Operations, Adjustment of Deferred Tax (Asset) Liability				€ (5,480)
Income Tax Examination, Penalties and Interest Expense, Total				0	€ 0	€ 0
Scenario, Forecast [Member]
Effective Income Tax Rate Reconciliation, at French Corporate Income Tax Rate, Percent	25.00%
Foreign Tax Authority [Member]
Operating Loss Carryforwards, Total				€ 55,338
Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Scenario, Forecast [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%
Foreign Tax Authority [Member] | Minimum [Member] | Internal Revenue Service (IRS) [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			15.00%	15.00%
Foreign Tax Authority [Member] | Maximum [Member] | Internal Revenue Service (IRS) [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			39.00%	39.00%
Foreign Tax Authority [Member] | EDAP TMS S.A. [Member]
Operating Loss Carryforwards, Total				€ 33,329
Foreign Tax Authority [Member] | EDAP Technomed Inc. [Member]
Operating Loss Carryforwards, Total				18,686
Foreign Tax Authority [Member] | Edap Technomed Co Ltd Japan [Member]
Operating Loss Carryforwards, Total				2,210
Foreign Tax Authority [Member] | EDAP Technomed Italia S.R.L. [Member]
Operating Loss Carryforwards, Total				€ 1,113